Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY 10036-8704
May 6, 2010
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-1090
Re:  Schroder Global Series Trust (File Nos. 333-105659; 811-21364)
Ladies and Gentlemen:
     We are filing today, through EDGAR, under Rule 485(a)(2) under the Securities Act of 1933, as amended and Section 8(b) of the Investment Company Act, as amended, Post-Effective Amendment No. 11 (the “Amendment”) to the Registration Statement of Schroder Global Series Trust (the “Trust”). The Amendment is being filed to reflect the addition of Schroder QEP Global Value Fund and Schroder QEP Global Quality Fund, each a series of the Trust.
     No fees are required in connection with this filing. Please direct any questions concerning this filing to me at (212) 596-9032 or to my colleague Chris Perriello at (617) 951-7162.

Regards,
/s/ JESSICA T. O’MARY
Jessica T. O’Mary

Cc:	Carin F. Muhlbaum, Esq.
Mr. Alan M. Mandel
Abby Ingber, Esq.
Angel Lanier
Timothy W. Diggins, Esq.
Chris Perriello, Esq.
David Marcinkus, Esq.